Debentures, Bank Loans and Credit (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Current liabilities
Total current liabilities	₪ 6,908	[1]	₪ 4,111
Non-current liabilities
Total non-current liabilities	11,703	[1]	13,442
Total liabilities	18,611	[1]	17,553
Debt Composition [Member]
Current liabilities
Current maturities of debentures	3,376		1,166
Current maturities of bank loans	621		692
Total current liabilities	3,997		1,858
Non-current liabilities
Debentures	5,537		8,036
Bank loans	4,100		4,401
Total non-current liabilities	9,637		12,437
Total liabilities	₪ 13,634		₪ 14,295

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.